Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Noninterest income:
Total noninterest income	$ 7,089	$ 4,869
Noninterest expense:
Salaries and employee benefits	18,817	17,786
Occupancy and equipment expense	4,939	5,448
Data processing fees	1,355	1,209
Marketing expense	244	311
Other noninterest expense	3,040	3,223
Total noninterest expense	$ 32,604	31,777
(Loss) income before tax		(12)
Income tax (benefit) expense		(4)
Net loss from discontinued operations		(8)
Segment, Discontinued Operations
Noninterest income:
Investment commissions		971
Total noninterest income		971
Noninterest expense:
Salaries and employee benefits		793
Occupancy and equipment expense		60
Data processing fees		82
Marketing expense		8
Other noninterest expense		40
Total noninterest expense		983
(Loss) income before tax		(12)
Income tax (benefit) expense		(4)
Net loss from discontinued operations		$ (8)